Balance Sheet components	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet components

Note 6. Balance Sheet components
Allowance for doubtful accounts
The activity in the allowance for doubtful accounts for the six months ended June 30, 2021 and the year ended December 31, 2020 was as follows (in millions):

	June 30, 2021	December 31, 2020
Beginning balance	$1.4	$13.5
Write offs	—	(6.5)
Reversal of allowance for doubtful accounts	(0.8)	(5.5)
Foreign currency translation	0.2	(0.1)

Ending balance	$0.8	$1.4

Factored Receivables
On February 9, 2021, Cyxtera entered into a Master Receivables Purchase Agreement with Nomura Corporate Funding America, LLC (the “Factor”) to factor up to $37.5 million in open trade receivables at any point during the term of the commitment, which extends for a period of twelve months. Pursuant to the terms of the arrangement, the Company, from time to time shall sell to the Factor certain of its accounts receivable balances on a non-recourse
basis for credit approved accounts. The agreement allows for up to 85% of the face amount of an invoice to be factored. The unused balance fee is 2% under the arrangement. During the six months ended June 30, 2021, the Company factored $77 million of receivables and collected $76.3 million, net of fees of $0.7 million. Cash collected under this arrangement is reflected within the change in accounts receivable in the condensed consolidated statement of cash flows.
Prepaid and other current assets
Prepaid and other current assets consist of the following as of June 30, 2021 and December 31, 2020 (in millions):

	June 30, 2021	December 31, 2020
Contract asset, current	$19.6	$23.8
Prepaid expenses	17.9	14.6
Value added tax (“VAT”) receivable	—	0.9
Other current assets	1.1	2.6

Total prepaid and other current assets	$38.6	$41.9

Note 7. Balance Sheet components
Allowance for doubtful accounts
During the year ended December 31, 2020, the Company recorded write-offs of $6.5 million and decreased its allowance by $5.5 million. The allowance for doubtful accounts was impacted to a lesser extent from foreign currency translation during the same period.

Prepaid and other current assets
Prepaid and other current assets consist of the following as of December 31, 2020 and 2019 (in millions):

	2020	2019
Contract asset, current	$23.8	$32.5
Prepaid expenses	14.6	16.0
Value added tax (“VAT”) receivable	0.9	7.5
Other current assets	2.6	0.5

Total prepaid and other current assets	$41.9	$56.5